Note 9 - Redeemable Non-controlling Interests (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 9 - Redeemable Non-controlling Interests (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 77,559	$ 80,926	$ 81,407
Subordinate Noncontrolling Interest Shares (in Shares)	1,900,000
Potential Increase (Decrease) to Dilutive Earnings Per Share, Put or Call Options Settled with Subordinate Voting Shares (in Dollars per share)	$ 0.41
Redemption Amount [Member]
Note 9 - Redeemable Non-controlling Interests (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 76,332	$ 80,071